Putnam
Growth
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The Trustees of Putnam Growth Fund are pleased to present you with this annual report, which covers the period from the fund's inception on May 4, 1998, through the close of the fiscal year on April 30, 1999. Currently, the fund is only open to Putnam employees and their family members who are Massachusetts residents. During the year, we were pleased to welcome David Santos to the fund's management team, which also includes Jeffrey Lindsey and Manuel Weiss. Dave has 13 years of investment experience and is responsible for several institutional portfolios. He is also co-manager of Putnam Global Growth Fund and Putnam Balanced Fund.

Total return for 12 months ended 4/30/99*

               Net asset value          Public offering price
--------------------------------------------------------------------
                   22.59%                      15.52%
--------------------------------------------------------------------

Past performance is no indication of future results. More detailed performance information begins on page 6.

* Reflects performance since inception on 5/4/98.


* TECHNOLOGY HOLDINGS BOOST PERFORMANCE

Putnam Growth Fund targets the stocks of companies across a wide range of industries that are believed to have strong growth potential. Despite a volatile U.S. equity market, the fund has benefited from strategic stock selection and the strength of large-company stocks, which continued to dramatically outperform those of smaller companies through most of the fiscal period.

Thanks to the global growth of the Internet and the rapidly rising demand for quick and seamless communication of data, the once-distinct lines dividing technology-related industries are now blurring. Personal computer, semiconductor, software, cable, cellular, data communications, and telecommunications equipment companies are all benefiting today from this convergence of industries that are moving to address the needs of consumers and businesses. Certainly U.S.-based companies are leaders in these industries, and the fund's positions in companies such as Microsoft, Cisco Systems, Lucent Technologies, and Intel reflect this leadership. However, the growth of the Internet is truly global and it puts significant pressure on both corporations and individuals everywhere to increase their spending on equipment, ranging from PCs to telecommunications infrastructure. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* STRONG ECONOMY FUELS RETAIL STOCKS

Continued strength in the U.S. economy and rising consumer confidence provided a significant boost for retail stocks throughout the period. In 1998, consumer spending rose at its fastest pace in 14 years. Thus far in 1999, a surge in early income tax refunds and home mortgage refinancings has put more disposable income into consumer pockets. With the U.S. economy in its ninth year of expansion, consumer spending continues to grow as unemployment remains near three-decade lows and incomes rise. This environment has helped the fund, which maintained an overweight position in the retail sector, including outstanding performers such as Wal-Mart Stores. Known for extraordinary customer service and creative in-store promotions, Wal-Mart has experienced rapid growth and has crushed competitors on a regular basis. The company also continues to focus on cost-cutting initiatives, such as tighter controls on inventory. Wal-Mart's entry into food retailing also presents enormous growth potential. The company already derives one-quarter of its annual revenues from food items, but is working to expand its supermarket presence. While its Supercenters combine groceries with other retail departments, the company is also experimenting with Wal-Mart Neighborhood Markets, which would compete more directly with local grocers.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Retail                       15.1%

Pharmaceuticals              13.0%

Conglomerates                 7.5%

Computer services             7.4%

Insurance and finance         7.3%

Footnote reads:
*Based on net assets as of 4/30/99. Holdings will vary over time.



[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Microsoft Corp.
Computer software and services

General Electric Co.
Conglomerate

Intel Corp.
Semiconductors

Cisco Systems, Inc.
Networking

Lucent Technologies, Inc.
Telecommunications

Wal-Mart Stores, Inc.
Retail

America Online, Inc.
Internet services

IBM Corp.
Computer products and services

MCI Worldcom, Inc.
Telecommunications

Tyco International Ltd.
Conglomerate

Footnote reads:
These holdings represent 29.2% of the fund's net assets as of 4/30/99. Portfolio holdings will vary over time.


Also in the portfolio's retail sector was Home Depot, one of the fastest-growing large retailers in the United States. Home Depot has benefited in particular from the low interest rate environment during the period, which strengthened the housing market, prompting new home construction as well as remodeling and home repairs. Strong consumer spending has also propelled the stock of Gap, Inc., the global retailer with more than 2,500 stores, including Gap, GapKids, Old Navy, and Banana Republic. The company recently announced that its first-quarter profits surged 49%. While sales at the company's mainstay Gap chain slumped in April, its increasingly popular Old Navy stores boosted the stock's performance. Old Navy is a five-year-old chain that sells men's, women's, and children's casual clothing at low prices.

As Putnam Growth Fund's first fiscal year came to a close, the unprecedented momentum of large-company growth stocks appeared to be slowing somewhat. The fund's management team is prepared to meet the challenges of an increasingly volatile market by taking advantage of the fund's diversification and Putnam's equity research expertise to seek out the strongest growth companies.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 16, 1999

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/99, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Growth Fund is designed for investors seeking long-term growth of capital primarily from a diversified portfolio of U.S. stocks.


TOTAL RETURN FOR PERIOD ENDED 4/30/99

                                               S&P 500      Consumer
                              NAV       POP     Index      price index
------------------------------------------------------------------------------
Life of fund
(since 5/4/98)              22.59%    15.52%    21.82%        2.28%
------------------------------------------------------------------------------

PRICE AND DISTRIBUTION INFORMATION
For the period 5/4/98 to 4/30/99

------------------------------------------------------------------------------
Distributions (number)*
------------------------------------------------------------------------------
Share value:                 NAV            POP
------------------------------------------------------------------------------
5/4/98                      $8.50          $9.02
------------------------------------------------------------------------------
4/30/99                     10.42          11.06
------------------------------------------------------------------------------

* The fund made no distributions during the fiscal period.


TOTAL RETURN FOR PERIOD ENDED 3/31/99
(most recent calendar quarter)

                             NAV            POP
------------------------------------------------------------------------------
Life of fund
(since 5/4/98)              23.18%         16.08%
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect a voluntary expense limitation currently or previously in effect. Without the limitation, total returns would have been lower.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
5/4/98

                 Fund's shares      S&P 500     Consumer price
Date                at POP           Index          index

5/4/98               9,104           9,737          10,018
                     9,779          10,133          10,031
                     9,625          10,025          10,043
8/31/98              7,994           8,576          10,055
                     8,704           9,125          10,055
                     8,971           9,868          10,080
11/30/98             9,658          10,466          10,092
                    10,811          11,069          10,105
                    11,543          11,531          10,129
2/28/99             10,900          11,173          10,135
                    11,610          11,620          10,154
4/30/99            $11,552         $12,182         $10,228

Footnote reads:
Past performance is no assurance of future results.



Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.


COMPARATIVE BENCHMARKS

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Report of independent accountants
For the period May 4, 1998 (commencement of operations) to April 30, 1999


To the Trustees and Shareholders of
Putnam Growth Fund
(a series of Putnam Fund Trust)

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Growth Fund (the "fund") at April 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the period from May 4, 1998 (commencement of operations) to April 30, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at April 30, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
June 14, 1999




Portfolio of investments owned
April 30, 1999

COMMON STOCKS (99.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                214  Interpublic Group Co., Inc.                                                            $       16,598

Banks (1.1%)
--------------------------------------------------------------------------------------------------------------------------
                918  Firstar Corp.                                                                                  27,597

Basic Industrial Products (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                300  Danaher Corp.                                                                                  19,931

Biotechnology (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                250  Biogen N.V. (NON)                                                                              23,766

Broadcasting (3.3%)
--------------------------------------------------------------------------------------------------------------------------
                531  AT&T Corp. -- Liberty Media Group (NON)                                                        33,918
                600  CBS Corp. (NON)                                                                                27,338
                320  Clear Channel Communications, Inc. (NON)                                                       22,240
                                                                                                            --------------
                                                                                                                    83,496

Cable Television (2.1%)
--------------------------------------------------------------------------------------------------------------------------
                445  Comcast Corp. Class A                                                                          29,231
                300  MediaOne Group Inc. (NON)                                                                      24,469
                                                                                                            --------------
                                                                                                                    53,700

Chemicals (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                300  Praxair, Inc.                                                                                  15,525

Computer Services (7.4%)
--------------------------------------------------------------------------------------------------------------------------
                 77  Amazon.com, Inc. (NON)                                                                         13,249
                440  America Online, Inc.                                                                           62,810
                298  Comverse Technology, Inc. (NON)                                                                19,109
                323  Computer Sciences Corp. (NON)                                                                  19,239
                408  EMC Corp. (NON)                                                                                44,447
                427  IMS Health Inc.                                                                                12,810
                100  Yahoo! Inc. (NON)                                                                              17,469
                                                                                                            --------------
                                                                                                                   189,133

Computer Software (5.4%)
--------------------------------------------------------------------------------------------------------------------------
                176  Intuit, Inc. (NON)                                                                             15,158
              1,520  Microsoft Corp. (NON)                                                                         123,595
                                                                                                            --------------
                                                                                                                   138,753

Computers (3.4%)
--------------------------------------------------------------------------------------------------------------------------
                272  IBM Corp.                                                                                      56,899
                506  Sun Microsystems, Inc. (NON)                                                                   30,265
                                                                                                            --------------
                                                                                                                    87,164

Conglomerates (7.5%)
--------------------------------------------------------------------------------------------------------------------------
                900  General Electric Co.                                                                           94,950
                648  Tyco International Ltd.                                                                        52,650
                300  United Technologies Corp.                                                                      43,463
                                                                                                            --------------
                                                                                                                   191,063

Consumer Products (1.4%)
--------------------------------------------------------------------------------------------------------------------------
                200  Clorox Co.                                                                                     23,075
                200  Kimberly-Clark Corp.                                                                           12,255
                                                                                                            --------------
                                                                                                                    35,330

Electronics and Electrical Equipment (3.7%)
--------------------------------------------------------------------------------------------------------------------------
                305  Jabil Circuit, Inc. (NON)                                                                      14,202
                350  Motorola, Inc.                                                                                 28,044
                488  Solectron Corp. (NON)                                                                          23,668
                 37  Teradyne, Inc. (NON)                                                                            1,746
                267  Texas Instruments, Inc.                                                                        27,267
                                                                                                            --------------
                                                                                                                    94,927

Entertainment (2.6%)
--------------------------------------------------------------------------------------------------------------------------
                521  Time Warner, Inc.                                                                              36,470
                748  Viacom, Inc. Class B (NON)                                                                     30,575
                                                                                                            --------------
                                                                                                                    67,045

Health Care Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                321  Cardinal Health, Inc.                                                                          19,200

Insurance and Finance (7.3%)
--------------------------------------------------------------------------------------------------------------------------
                200  American Express Co. (NON)                                                                     26,138
                250  American International Group, Inc.                                                             29,359
                664  Citigroup, Inc.                                                                                49,966
                285  Morgan Stanley, Dean Witter, Discover and Co.                                                  28,268
                205  Providian Financial Corp.                                                                      26,458
                239  Schwab (Charles) Corp.                                                                         26,230
                                                                                                            --------------
                                                                                                                   186,419

Medical Supplies and Devices (1.4%)
--------------------------------------------------------------------------------------------------------------------------
                100  Bausch & Lomb, Inc. (NON)                                                                       7,500
                350  Guidant Corp.                                                                                  18,791
                 65  VISX, Inc. (NON)                                                                                8,369
                                                                                                            --------------
                                                                                                                    34,660

Networking and Telecommunication Equipment (6.3%)
--------------------------------------------------------------------------------------------------------------------------
                153  Ascend Communications, Inc. (NON)                                                              14,784
                650  Cisco Systems, Inc. (NON)                                                                      74,141
              1,200  Lucent Technologies, Inc.                                                                      72,150
                                                                                                            --------------
                                                                                                                   161,075

Oil and Gas (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                230  Enron Corp.                                                                                    17,308

Pharmaceuticals (13.0%)
--------------------------------------------------------------------------------------------------------------------------
                250  Allergan, Inc. (NON)                                                                           22,469
                500  American Home Products Corp. (NON)                                                             30,500
                392  Amgen Inc. (NON)                                                                               24,084
                421  Genentech, Inc. (NON)                                                                          35,627
                300  Johnson & Johnson                                                                              29,250
                300  Merck & Co., Inc.                                                                              21,075
                315  Pfizer, Inc.                                                                                   36,245
                800  Pharmacia & Upjohn, Inc.                                                                       44,800
                911  Schering Plough Corp.                                                                          44,013
                670  Warner-Lambert Co.                                                                             45,518
                                                                                                            --------------
                                                                                                                   333,581

Publishing (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                334  McGraw-Hill, Inc.                                                                              18,454

Retail (15.1%)
--------------------------------------------------------------------------------------------------------------------------
                488  Best Buy Co., Inc. (NON)                                                                       23,302
                500  Costco Co., Inc. (NON)                                                                         40,469
                640  CVS Corp.                                                                                      30,480
                500  Gap, Inc. (The)                                                                                33,281
                749  Home Depot, Inc. (The)                                                                         44,893
                300  Kohls Corp. (NON)                                                                              19,931
                488  Safeway, Inc. (NON)                                                                            26,322
                356  Lowe's Co., Inc.                                                                               18,779
              1,201  TJX Co., Inc. (The)                                                                            40,008
                200  Tricon Global Restaurants, Inc. (NON)                                                          12,875
                944  Walgreen Co.                                                                                   25,370
              1,564  Wal-Mart Stores, Inc.                                                                          71,944
                                                                                                            --------------
                                                                                                                   387,654

Semiconductors (3.4%)
--------------------------------------------------------------------------------------------------------------------------
              1,420  Intel Corp.                                                                                    86,886

Supermarkets (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                344  Kroger Co. (NON)                                                                               18,684

Telecommunications (6.2%)
--------------------------------------------------------------------------------------------------------------------------
                200  Global TeleSystems Group, Inc. (NON)                                                           13,225
                650  MCI WorldCom, Inc. (NON)                                                                       53,422
                200  QUALCOMM, Inc. (NON)                                                                           40,000
                300  Qwest Communications International, Inc. (NON)                                                 25,631
                250  Tellabs, Inc. (NON)                                                                            27,352
                                                                                                            --------------
                                                                                                                   159,630

Telephone Services (2.0%)
--------------------------------------------------------------------------------------------------------------------------
                360  Sprint Corp.                                                                                   36,923
                367  Sprint Corp. (PCS Group) (NON)                                                                 15,552
                                                                                                            --------------
                                                                                                                    52,475

Transportation (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                200  FDX Corp. (NON)                                                                                22,513
                                                                                                            --------------
                     Total Common Stocks (cost $1,930,456)                                                  $    2,542,567

SHORT-TERM INVESTMENTS (1.2%) (a) (cost $32,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $       32,000  Interest in $292,698,000 joint repurchase agreement dated April 30, 1999 with Warburg Securities
                       due May 3, 1999 with respect to various
                       U.S. Treasury obligations -- maturity value of $32,013
                       for an effective yield of 4.87%                                                      $       32,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,962,456) (b)                                                $    2,574,567
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,562,613.

  (b) The aggregate identified cost on a tax basis is $1,962,936, resulting in gross unrealized appreciation and depreciation of $638,416 and $26,785, respectively, or net unrealized appreciation of $611,631.

(NON) Non-income-producing security.


      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
April 30, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,962,456) (Note 1)                                                $2,574,567
-----------------------------------------------------------------------------------------------
Cash                                                                                        904
-----------------------------------------------------------------------------------------------
Dividends and other receivables                                                           1,637
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      294
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           48,471
-----------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                          1,538
-----------------------------------------------------------------------------------------------
Total assets                                                                          2,627,411

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                         47,967
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  466
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               215
-----------------------------------------------------------------------------------------------
Payable for auditing                                                                     12,020
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 13
-----------------------------------------------------------------------------------------------
Payable for legal                                                                         1,440
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                    2,677
-----------------------------------------------------------------------------------------------
Total liabilities                                                                        64,798
-----------------------------------------------------------------------------------------------
Net assets                                                                           $2,562,613

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                   $2,090,592
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                  (140,090)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              612,111
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $2,562,613

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($2,562,613 divided by 246,005 shares)                                                   $10.42
-----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $10.42)*                                          $11.06
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
For the period May 4, 1998 (commencement of operations) to April 30, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                               $11,031
-----------------------------------------------------------------------------------------------
Interest                                                                                  2,465
-----------------------------------------------------------------------------------------------
Total investment income                                                                  13,496

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         15,057
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            4,195
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         1,945
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             43
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   3,654
-----------------------------------------------------------------------------------------------
Registration fees                                                                           626
-----------------------------------------------------------------------------------------------
Auditing                                                                                 12,152
-----------------------------------------------------------------------------------------------
Legal                                                                                     4,211
-----------------------------------------------------------------------------------------------
Postage                                                                                      12
-----------------------------------------------------------------------------------------------
Other                                                                                         8
-----------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                         (20,393)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           21,510
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (3,681)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             17,829
-----------------------------------------------------------------------------------------------
Net investment loss                                                                      (4,333)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (140,090)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            612,111
-----------------------------------------------------------------------------------------------
Net gain on investments                                                                 472,021
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $467,688
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                 For the period
                                                                                                    May 4, 1998
                                                                                                  (commencement
                                                                                                 of operations)
                                                                                                    to April 30
                                                                                                           1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                   $  (4,333)
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                       (140,090)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                              612,111
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                    467,688
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                                        94,925
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                            562,613

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                                          2,000,000
---------------------------------------------------------------------------------------------------------------
End of period (including net investment income of $--)                                               $2,562,613
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For the period
Per-share                                                                                                           May 4, 1998+
operating performance                                                                                               to April 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)(d)                                                                                               (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                      1.94
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    1.92
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $10.42
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                                  22.59*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $2,563
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                                              .99*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                                             (.20)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                 108.03*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $0.08 per share. (See Note 2).




Notes to financial statements
April 30, 1999

Note 1
Significant accounting policies

Putnam Growth Fund (the "fund") is a series of Putnam Funds Trust ("the Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund will invest primarily in common stocks of U.S. companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes offer long-term growth potential in excess of market averages.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value, following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on original issue bonds are accreted according to the yield-to-maturity basis.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended April 30, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At April 30, 1999, the fund had a capital loss carryover of approximately $140,000 available to offset future net capital gain, if any, which will expire on April 30, 2007.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions and book accretion/amortization. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended April 30, 1999, the fund reclassified $4,333 to decrease accumulated net investment loss and $4,333 to decrease paid-in-capital. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended April 30, 1999, fund expenses were reduced by $3,681 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the period ended April 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund.

Note 3
Purchase and sales of securities

During the period ended April 30, 1999, purchases and sales of investment securities other than short-term investments aggregated $4,382,814 and $2,312,268, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost.

Note 4
Capital shares

At April 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                        For the period May 4,
                                                        1998 (commencement
                                                        of operations) to
                                                          April 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         10,739            $95,188
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    10,739             95,188

Shares
repurchased                                            (28)              (263)
-----------------------------------------------------------------------------
Net increase                                        10,711            $94,925
-----------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to May 4, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and and the issuance of 235,294 shares to Putnam Mutual Funds Corp. on May 1, 1998.

At April 30, 1999, Putnam Investments, Inc. owned 235,294 shares of the fund (95.6% of class shares outstanding), valued at $2,451,763.



Federal tax information
(Unaudited)

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

C. Beth Cotner
Vice President

David J. Santos
Vice President and Fund Manager

Manuel Weiss Herrero
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' Web site: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


52520 21E 6/99